Consolidated Statements of Comprehensive Income - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Consolidated Statements of Comprehensive Income
Net Income	$ 345,651,000	$ 329,102,000	$ 207,079,000	$ 147,081,000
Other Comprehensive Income Derivatives Qualifying As Hedges Before Tax Portion Attributable To Parent	15,633,000	4,574,000	43,571,000	18,604,000
Actuarial gains (losses) on defined benefit pension plans	(8,660,000)	(4,250,000)	(25,995,000)	(12,959,000)
(Loss) gain related to foreign currency translation	(142,313,000)	(197,392,000)	(250,948,000)	(206,678,000)
Income tax (expense) benefit related to components of other comprehensive income	(7,494,000)	(2,582,000)	(22,160,000)	(9,743,000)
Other comprehensive income (loss), net of tax	(125,514,000)	(191,150,000)	(203,542,000)	(184,858,000)
Total comprehensive income	220,137,000	137,952,000	716,173,000	672,170,000
Comprehensive income attributable to noncontrolling interests	(82,726,000)	(54,431,000)	(203,387,000)	(143,502,000)
Comprehensive income attributable to the Company	$ 137,411,000	$ 83,521,000	$ 512,786,000	$ 528,668,000